Financial Instruments - Summary of Maturity Analysis For Derivative and Non Derivative Financial Liabilities (Detail) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	$ 186	$ 180
Accounts payable and accrued liabilities	278,166	240,747
Long-term debt – Bank Facility	51,359	30,522
Long-term debt – Asset-Based Facility	27,029	37,411
Long-term debt – Notes	270,505	266,865
Other long-term liabilities	12,413	15,785
Less than 3 months [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	60	124
Accounts payable and accrued liabilities	278,166	240,747
Long-term debt – Bank Facility	0
Long-term debt – Asset-Based Facility	0
Long-term debt – Notes	0
Other long-term liabilities	0
3 months to 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	126	56
Accounts payable and accrued liabilities	0
Long-term debt – Bank Facility	4,735
Long-term debt – Asset-Based Facility	0
Long-term debt – Notes	0
Other long-term liabilities	0
Greater than 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Foreign currency forward contracts	0
Accounts payable and accrued liabilities	0
Long-term debt – Bank Facility	46,624	30,522
Long-term debt – Asset-Based Facility	27,029	37,411
Long-term debt – Notes	270,505	266,865
Other long-term liabilities	$ 12,413	$ 15,785